Stock-based Compensation	12 Months Ended
Dec. 31, 2014
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Stock-based Compensation

9. Stock-based Compensation

During 2010, the Company established the 2010 Stock Incentive Plan (the “Plan” or the “2010 Plan”). As of December 31, 2014, the Company can issue a maximum of 1,693,216 shares under the Plan pursuant to outstanding stock options. Under the terms of the Plan, options and other equity interests may be granted to employees, officers, directors, consultants and advisors of the Company. The exercise price of each stock option shall be the fair market value as determined in good faith by the Board of Directors (the Board) at the time each option is granted. The Company has granted service-based options under the Plan. Service-based option grants under the Plan generally vest as follows: 25% of the shares vest one calendar year from the vesting start date, 2.083% of the shares vest on the first day of each month thereafter. The options granted under the Plan generally expire in 10 years.

In October 2013, the Company’s board of directors adopted and the Company’s stockholders approved the 2013 Stock Incentive Plan (the “2013 Plan”). The 2013 Plan became effective immediately prior to the closing of the IPO and provides for the grant of incentive stock options, nonstatutory stock options, stock appreciation rights, restricted stock awards, restricted stock unit awards and other stock-based awards. The number of shares of Common Stock reserved for issuance under the 2013 Plan is equal to the sum of (1) 969,696 shares plus (2) the number of shares (up to 2,126,377 shares) equal to the sum of the number of shares of Common Stock then available for issuance under the 2010 Plan and the number of shares of Common Stock subject to outstanding awards under the 2010 Plan that expire, terminate or are otherwise surrendered, cancelled, forfeited or repurchased by the Company at their original issuance price pursuant to a contractual repurchase right plus (3) an annual increase, to be added on the first day of each fiscal year, beginning with the fiscal year ending December 31, 2014 and continuing until, and including, the fiscal year ending December 31, 2023, equal to the lesser of (A) 1,939,393 shares of Common Stock, (B) 4% of the number of shares of Common Stock outstanding on the first day of such fiscal year, and (C) an amount determined by the Board. The Company will grant no further stock options or other awards under the 2010 Plan.

In connection with all share-based payment awards, total stock-based compensation expense recognized is as follows (in thousands):

	Year Ended December 31,
	2014	2013	2012
Research and development	$7,078	$2,567	$605
General and administrative	7,162	1,218	48

Total	$14,240	$3,785	$653

Stock Options

Total expense related to employee and non-employee stock options for the years ended December 31, 2014, 2013 and 2012 was $13,962, $3,020, and $264, respectively.

The following table summarizes stock option activity for employees and nonemployees:

	Shares	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Term (years)	Aggregate Intrinsic Value
Options outstanding at December 31, 2013	2,410,522	$7.85	9.3	$36,717
Granted	900,200	39.18
Exercised	(106,528)	1.35
Forfeited	(191,271)	20.27

Options outstanding at December 31, 2014	3,012,923	$16.65	8.7	$64,659

Options vested or expected to vest at December 31, 2014(1)	2,833,435	$16.48	8.6	$61,271

Options exercisable at December 31, 2014	896,017	$5.53	7.8	$28,591

(1)	This represents the number of vested options, plus the number of unvested options that the Company estimated would vest, based on the unvested options as of the year ended December 31, 2014 as adjusted for the estimated forfeiture rate.

The total intrinsic value of stock options exercised for the years ended December 31, 2014, 2013 and 2012 was $3,716, $239, and $115, respectively.

The fair value of each stock option granted to employees is estimated on the date of grant and for non-employees on each reporting date and upon vesting using the Black-Scholes option-pricing model. The following table summarizes the assumptions used in calculating the fair value of the awards:

	Years Ended December 31,
	2014	2013	2012
Volatility	84%-95%	85%-93%	79%-92%
Expected term (in years)	5.5-9.9	6.25-10	6.25-10
Risk-free interest rate	1.73%-2.15%	1.07%-3.01%	0.85%-1.76%
Dividend	0%	0%	0%

The Company uses the simplified method as prescribed by the Securities and Exchange Commission Staff Accounting Bulletin No. 107, Share-Based Payment, to calculate the expected term as it does not have sufficient historical exercise data to provide a reasonable basis upon which to estimate the expected term for options granted to employees and utilizes the contractual term for options granted to non-employees. The expected term is applied to the stock option grant group as a whole, as the Company does not expect substantially different exercise or post-vesting termination behavior among its employee population. The expected volatility is based on the historical volatility of a representative group of companies with similar characteristics to the Company, including early stage of product development and therapeutic focus. For these analyses, the Company selects companies with comparable characteristics to theirs including enterprise value, risk profiles, position within the industry, and with historical share price information sufficient to meet the expected term of the options. The risk-free interest rate is based on a treasury instrument whose term is consistent with the expected term of the stock options. Management estimates expected forfeitures based on data from a representative group of companies with similar characteristics to the Company and recognizes compensation costs only for those equity awards expected to vest.

Using the Black-Scholes option-pricing model, the weighted-average grant date fair values of options granted during the years ended December 31, 2014, 2013 and 2012 was $29.71, $11.09, and $1.19 per share, respectively.

At December 31, 2014, the total unrecognized compensation related to unvested employee and non-employee stock option awards granted under the 2010 Plan and 2013 Plan, including estimated forfeitures, was $32,671, which the Company expects to recognize over a weighted-average period of approximately 3.2 years.

Restricted Stock

To date, the Company has granted 1,958,210 shares of restricted stock outside of the 2010 Plan and the 2013 Plan and 45,454 shares of restricted stock under the 2010 Plan. The following table summarizes the status of the Company’s unvested restricted common shares:

	Number of Shares	Weighted-Average Grant Date Fair Value
Unvested at December 31, 2013	9,943	$0.26
Granted	—	—
Cancelled	—	—
Vested	(5,681)	$0.26

Unvested at December 31, 2014 (1)	4,262	$0.26

(1)	Excludes 7,148 shares of unvested restricted stock remaining from the early exercise of stock options as of December 31, 2014.

The total expense related to employee and non-employee restricted stock for the years ended December 31, 2014, 2013 and 2012 was $193, $765 and $389, respectively.

As of December 31, 2014, there was $158 of total unrecognized compensation cost related to employee and non-employee unvested restricted stock. The unrecognized expense is expected to be recognized over a weighted average period of 0.7 years.

In 2014 certain individuals changed status from employees to non-employees. The outstanding stock option awards for these individuals continued to vest under the original vesting terms of the awards as the individuals continued to provide service to the Company as consultants. In addition, in August 2014, the Company modified a stock option grant for one of these individuals to accelerate vesting of a stock option award in connection with a separation agreement. The Company recorded stock-based compensation expense of $1,866 associated with these awards. As of December 31, 2014, there was no unrecognized compensation expense related to these awards as the individuals are no longer providing service to the Company.

Employee Stock Purchase Plan

The Company has an Employee Stock Purchase Plan (“ESPP”) that permits eligible employees to enroll in a twelve-month offering period comprising two six-month purchase periods. Participants may purchase shares of the Company’s Common Stock, through payroll deductions, at a price equal to 85% of the fair market value of the Common Stock on the first day of the applicable six-month offering period, or the last day of the applicable six-month purchase period, whichever is lower. Purchase dates under the ESPP occur on or about May 1 and November 1of each year. In 2013, the Company’s shareholders approved an increase in the number of shares of Common Stock authorized for issuance pursuant to the ESPP to 242,424 shares of Common Stock.

During the year ended December 31, 2014, $141 was withheld from employees, on an after-tax basis, in order to purchase 6,202 shares of the Company’s Common Stock. For the year ended December 31, 2014, the Company recorded stock-based compensation expense of $85. As of December 31, 2014, 236,222 shares of Company’s Common Stock remain available for issuance under the ESPP. As of December 31, 2014, there was $52 of total unrecognized stock-based compensation expense related to the ESPP. The expense is expected to be recognized over a period of four months.

The fair value of the option component of the shares purchased under the ESPP was estimated using the Black-Scholes option-pricing model with the following weighted-average assumptions:

Year Ended December 31,
2014
Volatility	75%
Expected term (in years)	0.5
Risk-free interest rate	0.05%
Dividend	0.0%